Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of financial assets	Below is an analysis of the Group’s financial assets and liabilities as at 31 December.

	FVTPL		FVTOCI		Amortised cost	Total
2024 Financial assets	$m		$m		$m	$m
Investments	—		24.0		—	24.0
Treasury instruments[2]	29.7		—		3,539.0	3,568.7
Fixed income securities[2]	87.7		—		—	87.7
Equity instruments	4,678.0		—		—	4,678.0
Derivative instruments[3]	1,162.0		1.5		—	1,163.5
Stock borrowing	1,781.7		—		—	1,781.7
Reverse repurchase agreements	2,490.4		—		—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties	—		—		3,215.5	3,215.5
Amounts receivable from clients	51.9		—		2,786.7	2,838.6
Trade debtors	108.7		—		677.1	785.8
Default funds and deposits	—		—		474.1	474.1
Loans receivable	—		—		89.8	89.8
Other debtors[6]			—		63.0	63.0
Cash and cash equivalents	—		—		2,556.6	2,556.6
	10,390.1		25.5		13,401.8	23,817.4

	FVTPL		FVTOCI		Amortised cost	Total
2023 Financial assets (Restated)[1]	$m		$m		$m	$m
Investments	—		16.2		—	16.2
Treasury instruments[2]	—		—		2,905.6	2,905.6
Fixed income securities[2]	76.7		—		—	76.7
Equity instruments	1,521.3		—		—	1,521.3
Derivative instruments (Restated)[1,3,4]	652.5	[3]	3.1	[4]	—	655.6
Stock borrowing (Restated)[5]	2,501.4		—		—	2,501.4
Reverse repurchase agreements (Restated)[5]	3,199.8		—		—	3,199.8
Amounts due from exchanges, clearing houses and other counterparties	—		—		2,344.2	2,344.2
Amounts receivable from clients[5]	12.0		—		1,716.0	1,728.0
Trade debtors (Restated)[5]	38.1		—		262.0	300.1
Default funds and deposits	—		—		259.4	259.4
Loans receivable	—		—		8.1	8.1
Other debtors[6]	—		—		79.5	79.5
Cash and cash equivalents	—		—		1,483.5	1,483.5
	8,001.8		19.3		9,058.3	17,079.4
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.
2.The fair value of the Treasury Instruments, which are Level 1 instruments as they are all quoted instruments, held at amortised cost at 31 December 2024 was $3,541.7m
(2023: $2,972.5m). The fair values of other assets and liabilities at amortised cost are consistent with the carrying amount. Treasury instruments and fixed income securities have been presented separately for 2024 to better reflect the business model as the fixed income portfolio is managed at fair value, 2023 comparatives have been aligned for consistency.
3. The Group manages the fixed interest risk on its vanilla debt instrument through interest rate and cross currency swaps as hedging instruments. Refer to note 32 (f).
4.The $0.1m (2023: $3.1m) are hedging derivatives at FVTOCI due to being designated in a cash flow hedging relationship.
5.The Group represented the balances for reverse repurchase agreements, trade facilitation and receivables from LME to reflect the underlying way that the assets are managed. These assets were previously presented as assets held at amortised cost, but have been adjusted to FVTPL. As at 31 December 2023, the difference between
FVTPL and amortised cost is $0.5m for stock borrowing and $0.1m for the reverse repurchase agreements.
6.$41.5m (2023: $39.5m) of the other debtors balance relates to sign-on bonuses (note 20) and are not included in the table above as they are not a financial asset.

	FVTPL	FVTOCI	Amortised cost	Total
2024 Financial liabilities	$m	$m	$m	$m
Repurchase agreements	2,305.8	—	—	2,305.8
Derivative instruments[2]	724.2	27.5	—	751.7
Short securities	1,704.6	—	—	1,704.6
Amounts due to exchanges, clearing houses and other counterparties	—	—	1,501.5	1,501.5
Amounts payable to clients	65.1	—	7,205.7	7,270.8
Trade payables	7.4	—	462.8	470.2
Other creditors	—	—	17.3	17.3
Stock lending	3,480.9	—	1,471.2	4,952.1
Short-term borrowings	—	—	152.0	152.0
Debt securities[3]	2,674.6	—	929.9	3,604.5
Lease liability	—	—	77.5	77.5
	10,962.6	27.5	11,817.9	22,808.0

	FVTPL	FVTOCI	Amortised cost	Total
2023 Financial liabilities (Restated)[1]	$m	$m	$m	$m
Repurchase agreements	—		3,118.9	3,118.9
Derivative instruments (Restated)[1]	402.0	0.2	—	402.2
Short securities	1,924.8	—	—	1,924.8
Amounts due to exchanges, clearing houses and other counterparties	—	—	1,461.9	1,461.9
Amounts payable to clients	105.2	—	4,793.9	4,899.1
Trade payables	5.6	—	10.5	16.1
Other creditors	—	—	18.1	18.1
Stock lending	—	—	2,323.3	2,323.3
Debt securities[3]	1,857.9	—	358.4	2,216.3
Lease liability	—	—	52.6	52.6
	4,295.5	0.2	12,137.6	16,433.3
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.
2.Debt securities includes EMTN and the Group's Senior Note Program measured at amortised cost for which we apply fair value hedge accounting.
The table below reflects the Credit quality of financial assets and does not take into account collateral held.

	2024	2023
	$m	$m
AA and above	11,098.3	8,604.5
AA-	3,569.4	1,920.8
A+	882.4	488.9
A	3,906.3	11.7
A-	39.9	162.0
BBB+	257.3	57.0
Lower and unrated*	4,063.8	5,834.5
	23,817.4	17,079.4
*Restated
The following table shows an analysis of assets and liabilities recorded at fair value shown in accordance with the fair value hierarchy as at 31 December 2024 and 2023.

	Level 1	Level 2	Level 3	Total
2024	$m	$m	$m	$m
Financial assets – FVTPL:
Equity instruments	4,464.3	213.7	—	4,678.0
Treasury Instruments	29.7	—	—	29.7
Fixed income securities	75.1	12.6	—	87.7
Derivative instruments	—	1,161.3	0.7	1,162.0
Amounts receivable from clients	51.9	—	—	51.9
Trade debtors	—	108.7	—	108.7
Reverse repurchase agreements	—	2,490.4	—	2,490.4
Stock borrowing	1,781.7	—	—	1,781.7
Financial assets – FVTOCI:
Investments	12.6	6.3	5.1	24.0
Derivative instruments	—	1.5	—	1.5
Financial liabilities – FVTOCI:
Derivative instruments	—	(27.5)	—	(27.5)
Financial liabilities – FVTPL:
Derivative instruments	—	(724.1)	(0.1)	(724.2)
Trade payables	(7.4)	—	—	(7.4)
Amounts payable to clients	(65.1)	—	—	(65.1)
Short securities	(1,644.8)	(59.8)	—	(1,704.6)
Debt securities	—	(2,668.9)	(5.7)	(2,674.6)
Stock lending	(3,480.9)	—	—	(3,480.9)
Repurchase agreements	—	(2,305.8)	—	(2,305.8)
	1,217.1	(1,791.6)	—	(574.5)
In addition to the financial instruments presented above, the Group also holds inventory which is measured at fair value less costs to sell. Refer to note 19 'Inventory' for further details.

	Level 1	Level 2	Level 3	Total
2023 (Restated)[1]	$m	$m	$m	$m
Financial assets – FVTPL:
Equity instruments	1,521.3	—	—	1,521.3
Derivative instruments (Restated)[1]	1.1	650.6	0.8	652.5
Trade debtors (Restated)[2]	5.6	32.5	—	38.1
Stock borrowing (Restated)[2]	2,501.4	—	—	2,501.4
Reverse repurchase agreements (Restated)[2]	—	3,199.8	—	3,199.8
Amounts receivable from clients[2]	12.0	—	—	12.0
Fixed income securities	76.7	—	—	76.7
Financial assets – FVTOCI:
Investments	5.5	10.7	—	16.2
Derivative instruments	—	3.1	—	3.1
Financial liabilities – FVTOCI:
Derivative instruments	—	(0.2)	—	(0.2)
Financial liabilities – FVTPL:
Derivative instruments (Restated)[1]	(2.2)	(396.8)	(3.0)	(402.0)
Trade payables	(5.6)	—	—	(5.6)
Amounts payable to clients	(105.2)		—	(105.2)
Short securities	(1,924.8)	—	—	(1,924.8)
Debt securities	—	(1,854.9)	(3.0)	(1,857.9)
	2,085.8	1,644.8	(5.2)	3,725.4
1.Certain prior period comparatives have been restated. Refer to note 3(c) and note 36 for further information.
2.The Group realigned the classification of the balances for reverse repurchase agreements, stock borrowing, trade facilitation and receivables from LME to reflect the underlying way that the assets are managed. These assets were previously disclosed as assets held at amortised cost, but have been adjusted to FVTPL. As at 31
December 2023, the difference between FVTPL and amortised cost is $0.5m for stock borrowing and $0.1m for the reverse repurchase agreements.
Disclosure of financial liabilities	Below is an analysis of the Group’s financial assets and liabilities as at 31 December.

	FVTPL		FVTOCI		Amortised cost	Total
2024 Financial assets	$m		$m		$m	$m
Investments	—		24.0		—	24.0
Treasury instruments[2]	29.7		—		3,539.0	3,568.7
Fixed income securities[2]	87.7		—		—	87.7
Equity instruments	4,678.0		—		—	4,678.0
Derivative instruments[3]	1,162.0		1.5		—	1,163.5
Stock borrowing	1,781.7		—		—	1,781.7
Reverse repurchase agreements	2,490.4		—		—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties	—		—		3,215.5	3,215.5
Amounts receivable from clients	51.9		—		2,786.7	2,838.6
Trade debtors	108.7		—		677.1	785.8
Default funds and deposits	—		—		474.1	474.1
Loans receivable	—		—		89.8	89.8
Other debtors[6]			—		63.0	63.0
Cash and cash equivalents	—		—		2,556.6	2,556.6
	10,390.1		25.5		13,401.8	23,817.4

	FVTPL		FVTOCI		Amortised cost	Total
2023 Financial assets (Restated)[1]	$m		$m		$m	$m
Investments	—		16.2		—	16.2
Treasury instruments[2]	—		—		2,905.6	2,905.6
Fixed income securities[2]	76.7		—		—	76.7
Equity instruments	1,521.3		—		—	1,521.3
Derivative instruments (Restated)[1,3,4]	652.5	[3]	3.1	[4]	—	655.6
Stock borrowing (Restated)[5]	2,501.4		—		—	2,501.4
Reverse repurchase agreements (Restated)[5]	3,199.8		—		—	3,199.8
Amounts due from exchanges, clearing houses and other counterparties	—		—		2,344.2	2,344.2
Amounts receivable from clients[5]	12.0		—		1,716.0	1,728.0
Trade debtors (Restated)[5]	38.1		—		262.0	300.1
Default funds and deposits	—		—		259.4	259.4
Loans receivable	—		—		8.1	8.1
Other debtors[6]	—		—		79.5	79.5
Cash and cash equivalents	—		—		1,483.5	1,483.5
	8,001.8		19.3		9,058.3	17,079.4
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.
2.The fair value of the Treasury Instruments, which are Level 1 instruments as they are all quoted instruments, held at amortised cost at 31 December 2024 was $3,541.7m
(2023: $2,972.5m). The fair values of other assets and liabilities at amortised cost are consistent with the carrying amount. Treasury instruments and fixed income securities have been presented separately for 2024 to better reflect the business model as the fixed income portfolio is managed at fair value, 2023 comparatives have been aligned for consistency.
3. The Group manages the fixed interest risk on its vanilla debt instrument through interest rate and cross currency swaps as hedging instruments. Refer to note 32 (f).
4.The $0.1m (2023: $3.1m) are hedging derivatives at FVTOCI due to being designated in a cash flow hedging relationship.
5.The Group represented the balances for reverse repurchase agreements, trade facilitation and receivables from LME to reflect the underlying way that the assets are managed. These assets were previously presented as assets held at amortised cost, but have been adjusted to FVTPL. As at 31 December 2023, the difference between
FVTPL and amortised cost is $0.5m for stock borrowing and $0.1m for the reverse repurchase agreements.
6.$41.5m (2023: $39.5m) of the other debtors balance relates to sign-on bonuses (note 20) and are not included in the table above as they are not a financial asset.

	FVTPL	FVTOCI	Amortised cost	Total
2024 Financial liabilities	$m	$m	$m	$m
Repurchase agreements	2,305.8	—	—	2,305.8
Derivative instruments[2]	724.2	27.5	—	751.7
Short securities	1,704.6	—	—	1,704.6
Amounts due to exchanges, clearing houses and other counterparties	—	—	1,501.5	1,501.5
Amounts payable to clients	65.1	—	7,205.7	7,270.8
Trade payables	7.4	—	462.8	470.2
Other creditors	—	—	17.3	17.3
Stock lending	3,480.9	—	1,471.2	4,952.1
Short-term borrowings	—	—	152.0	152.0
Debt securities[3]	2,674.6	—	929.9	3,604.5
Lease liability	—	—	77.5	77.5
	10,962.6	27.5	11,817.9	22,808.0

	FVTPL	FVTOCI	Amortised cost	Total
2023 Financial liabilities (Restated)[1]	$m	$m	$m	$m
Repurchase agreements	—		3,118.9	3,118.9
Derivative instruments (Restated)[1]	402.0	0.2	—	402.2
Short securities	1,924.8	—	—	1,924.8
Amounts due to exchanges, clearing houses and other counterparties	—	—	1,461.9	1,461.9
Amounts payable to clients	105.2	—	4,793.9	4,899.1
Trade payables	5.6	—	10.5	16.1
Other creditors	—	—	18.1	18.1
Stock lending	—	—	2,323.3	2,323.3
Debt securities[3]	1,857.9	—	358.4	2,216.3
Lease liability	—	—	52.6	52.6
	4,295.5	0.2	12,137.6	16,433.3
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.
2.Debt securities includes EMTN and the Group's Senior Note Program measured at amortised cost for which we apply fair value hedge accounting.
The following table shows an analysis of assets and liabilities recorded at fair value shown in accordance with the fair value hierarchy as at 31 December 2024 and 2023.

	Level 1	Level 2	Level 3	Total
2024	$m	$m	$m	$m
Financial assets – FVTPL:
Equity instruments	4,464.3	213.7	—	4,678.0
Treasury Instruments	29.7	—	—	29.7
Fixed income securities	75.1	12.6	—	87.7
Derivative instruments	—	1,161.3	0.7	1,162.0
Amounts receivable from clients	51.9	—	—	51.9
Trade debtors	—	108.7	—	108.7
Reverse repurchase agreements	—	2,490.4	—	2,490.4
Stock borrowing	1,781.7	—	—	1,781.7
Financial assets – FVTOCI:
Investments	12.6	6.3	5.1	24.0
Derivative instruments	—	1.5	—	1.5
Financial liabilities – FVTOCI:
Derivative instruments	—	(27.5)	—	(27.5)
Financial liabilities – FVTPL:
Derivative instruments	—	(724.1)	(0.1)	(724.2)
Trade payables	(7.4)	—	—	(7.4)
Amounts payable to clients	(65.1)	—	—	(65.1)
Short securities	(1,644.8)	(59.8)	—	(1,704.6)
Debt securities	—	(2,668.9)	(5.7)	(2,674.6)
Stock lending	(3,480.9)	—	—	(3,480.9)
Repurchase agreements	—	(2,305.8)	—	(2,305.8)
	1,217.1	(1,791.6)	—	(574.5)
In addition to the financial instruments presented above, the Group also holds inventory which is measured at fair value less costs to sell. Refer to note 19 'Inventory' for further details.

	Level 1	Level 2	Level 3	Total
2023 (Restated)[1]	$m	$m	$m	$m
Financial assets – FVTPL:
Equity instruments	1,521.3	—	—	1,521.3
Derivative instruments (Restated)[1]	1.1	650.6	0.8	652.5
Trade debtors (Restated)[2]	5.6	32.5	—	38.1
Stock borrowing (Restated)[2]	2,501.4	—	—	2,501.4
Reverse repurchase agreements (Restated)[2]	—	3,199.8	—	3,199.8
Amounts receivable from clients[2]	12.0	—	—	12.0
Fixed income securities	76.7	—	—	76.7
Financial assets – FVTOCI:
Investments	5.5	10.7	—	16.2
Derivative instruments	—	3.1	—	3.1
Financial liabilities – FVTOCI:
Derivative instruments	—	(0.2)	—	(0.2)
Financial liabilities – FVTPL:
Derivative instruments (Restated)[1]	(2.2)	(396.8)	(3.0)	(402.0)
Trade payables	(5.6)	—	—	(5.6)
Amounts payable to clients	(105.2)		—	(105.2)
Short securities	(1,924.8)	—	—	(1,924.8)
Debt securities	—	(1,854.9)	(3.0)	(1,857.9)
	2,085.8	1,644.8	(5.2)	3,725.4
1.Certain prior period comparatives have been restated. Refer to note 3(c) and note 36 for further information.
2.The Group realigned the classification of the balances for reverse repurchase agreements, stock borrowing, trade facilitation and receivables from LME to reflect the underlying way that the assets are managed. These assets were previously disclosed as assets held at amortised cost, but have been adjusted to FVTPL. As at 31
December 2023, the difference between FVTPL and amortised cost is $0.5m for stock borrowing and $0.1m for the reverse repurchase agreements.
Disclosure of offsetting of financial assets and financial liabilities	The effect of offsetting is disclosed below:

	Gross amount	Amounts set-off	Net amount presented	Non-cash collateral rec’d/ (pledged)	Cash collateral rec’d/ (pledged)	Net amount
2024	$m	$m	$m	$m	$m	$m
Financial assets
Amounts due from exchanges, clearing houses and other counterparties	3,723.0	(507.5)	3,215.5	—	—	3,215.5
Reverse repurchase agreements	50,848.4	(48,358.0)	2,490.4	(2,490.4)		—
Derivative instruments	2,278.8	(1,115.3)	1,163.5	—	(420.1)	743.4

Financial liabilities
Amounts due to exchanges, clearing houses and other counterparties	1,919.3	(417.8)	1,501.5	—	—	1,501.5
Repurchase agreements	50,663.8	(48,358.0)	2,305.8	(2,279.3)	—	26.5
Derivative instruments	1,867.0	(1,115.3)	751.7	—	(192.2)	559.5

	Gross amount	Amounts set-off	Net amount presented	Non-cash collateral rec’d/ (pledged)	Cash collateral rec’d/ (pledged)	Net amount
2023 (Restated)[1]	$m	$m	$m	$m	$m	$m
Financial assets
Amounts due from exchanges, clearing houses and other counterparties	2,539.5	(195.3)	2,344.2	—	—	2,344.2
Reverse repurchase agreements	19,094.6	(15,894.8)	3,199.8	(3,086.6)		113.2
Derivative Instruments (Restated)[1]	695.1	(39.5)	655.6	—	(184.5)	471.1

Financial liabilities
Amounts due to exchanges, clearing houses and other counterparties	1,814.5	(352.6)	1,461.9	—	—	1,461.9
Repurchase agreements	19,013.7	(15,894.8)	3,118.9	(3,096.2)	—	22.7
Derivative Instruments (Restated)[1]	441.7	(39.5)	402.2	—	(128.5)	273.7
1.Certain prior period comparatives relating to derivatives have been restated. Refer to note 3(b) and note 36 for further information.

Disclosure of derivative instruments	Derivative assets and derivative liabilities comprise the following:

	2024	2023
		Restated[1]
Financial assets	$m	$m
Held for trading derivatives carried at fair value through profit and loss that are not designated in hedge accounting relationships:
Synthetic equity swap	243.3	177.1
Agriculture contracts	296.7	171.9
Energy contracts	83.3	68.8
Foreign currency contracts	204.9	156.7
Precious metal contracts	1.3	0.1
Credit contracts	2.2	2.8
Metals contracts	3.2	11.5
Equity contracts	233.5	24.8
Crypto contracts	13.7	0.1
Rates contracts	55.6	11.9
Held for trading derivatives that are designated in hedge accounting relationships:
Foreign currency contracts	0.1	6.1
Rates contracts	25.7	23.8
	1,163.5	655.6
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.

	2024	2023
		Restated[1]
Financial liabilities	$m	$m
Held for trading derivatives carried at fair value through profit or loss that are not designated in hedge accounting relationships:
Agriculture contracts	221.5	131.5
Energy contracts	53.0	56.9
Foreign currency contracts	259.1	103.5
Precious metal contracts	3.9	2.6
Credit contracts	9.6	1.7
Metals contracts	3.1	5.6
Equity contracts	65.2	52.9
Crypto contracts	16.1	34.2
Rates contracts	62.8	13.1
Held for trading derivatives that are designated in hedge accounting relationships:
Foreign currency contracts	24.2	0.2
Rates contracts	33.2	—
	751.7	402.2
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.
The following table details the foreign currency forward contracts, held within derivatives on the statement of financial position, that are designated in cash flow hedging relationships:

	2024
	Average forward rates	Foreign currency	Notional value	Fair value assets
Outstanding contracts	($/£)	$m	$m	$m
Derivative assets designated as cash flow hedges
Less than 3 months	1.2451	5.6	4.5	—
3 to 6 months	1.2502	24.4	19.5	—
6 to 12 months	1.2472	11.2	9.0	0.1
		41.2	33.0	0.1

	2024
	Average forward rates	Foreign currency	Notional value	Fair value liabilities
Outstanding contracts	($/£)	$m	$m	$m
Derivative liabilities designated as cash flow hedges
Less than 3 months	1.2723	58.2	45.8	0.9
3 to 6 months	1.2729	19.1	15.0	0.3
6 to 12 months	1.2732	37.9	29.8	0.7
		115.2	90.6	1.9

	2023
	Average forward rates	Foreign currency	Notional value	Fair value assets
Outstanding contracts	($/£)	$m	$m	$m
Derivative assets designated as cash flow hedges
Less than 3 months	1.2293	28.9	23.5	1.3
3 to 6 months	1.2301	14.7	12.0	0.6
6 to 12 months	1.2303	29.4	23.9	1.2
		73.0	59.4	3.1

	2023
	Average forward rates	Foreign currency	Notional value	Fair value liabilities
Outstanding contracts	($/£)	$m	$m	$m
Derivative liabilities designated as cash flow hedges
Less than 3 months	1.2912	3.9	3.0	(0.1)
3 to 6 months	1.2986	3.9	3.0	—
6 to 12 months	1.2856	7.7	6.0	(0.1)
		15.5	12.0	(0.2)
The Group has designated certain interest rate swaps as hedging instruments and the associated gains and losses on the interest rate swaps hedging future interest cash flows are recognised in other comprehensive income. The following table details the interest rate swap contracts (within derivatives on the statement of financial position) that are designated in hedging relationships:

	2024
Outstanding contracts	Notional value $m	Net Amount Presented $m
Derivative assets designated as cash flow hedges
Up to 6 months	45.7	0.1
6 to 12 months	120.7	0.1
1 to 5 years	145.0	1.3
	311.4	1.5

	2024
Outstanding contracts	Notional value $m	Net Amount Presented $m
Derivative liabilities designated as cash flow hedges
Up to 6 months	125.0	—
6 to 12 months	150.0	(0.4)
1 to 5 years	1,875.0	(25.7)
	2,150.0	(26.1)
The impact of hedge accounting on the statement of financial position as at 31 December 2024 is as follows:

	Notional Amount	Carrying Amount	Line item in the statement of financial position	Change in fair value used for recognising ineffectiveness for the year
	$m	$m		$m
Interest rate swap	910.7	17.0	Derivative instruments	(2.1)
Cross currency swap	327.3	(22.8)	Derivative instruments
Fixed rate borrowing	906.2	929.9	Debt securities	2.1
The impact of hedge accounting on the statement of financial position as at 31 December 2023 is as follows:

	Notional Amount	Carrying Amount	Line item in the statement of financial position	Change in fair value used for recognising ineffectiveness for the year
	$m	$m		$m
Interest rate swap	331.1	23.8	Derivative instruments	3.4
Cross currency swap	327.3	3.0	Derivative instruments	—
Fixed rate borrowing	329.8	358.4	Debt securities	(3.4)

Schedule of committed financing facilities	The following table details the Group’s available committed financing facilities including committed credit agreements:

Secured borrowings and committed revolving credit facilities:		2024	2023
		$m	$m
Amount used	21(a)	152.0	—
Amount unused	21(c)	275.0	250.0
		427.0	250.0

Disclosure of maturity analysis for non-derivative financial liabilities	The contractual maturities of lease liabilities as at 31 December are as follows:

	Lease liability
	2024	2023
	$m	$m
1 year	14.0	13.8
1 to 5 years	52.9	31.5
More than 5 years	37.4	12.5
	104.3	57.8
Less: future interest expense	(26.8)	(5.2)
	77.5	52.6
The following table details the Group’s contractual maturity for non-derivative financial liabilities.
Debt securities are presented discounted based on the first call dates. Lease liabilities are undiscounted and contractual.

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
2024	$m	$m	$m	$m	$m	$m
Repurchase agreements	—	2,305.8	—	—	—	2,305.8
Short securities	—	1,704.6	—	—	—	1,704.6
Amounts due to exchanges, clearing houses and other counterparties	1,218.8	282.0	0.7	—	—	1,501.5
Amounts payable to clients	7,270.8	—	—	—	—	7,270.8
Trade payables	3.6	463.4	3.2	—	—	470.2
Other creditors	6.0	4.9	4.1	2.3	—	17.3
Stock lending	4,804.5	147.6	—	—	—	4,952.1
Short term borrowings	—	152.0	—	—	—	152.0
Debt securities	—	1,235.8	883.8	1,434.9	50.0	3,604.5
Lease liabilities	—	3.7	10.3	52.9	37.4	104.3
	13,303.7	6,299.8	902.1	1,490.1	87.4	22,083.1

	On demand	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
2023	$m	$m	$m	$m	$m	$m
Repurchase agreements	—	3,118.9	—	—	—	3,118.9
Short securities	1.3	1,923.5	—	—	—	1,924.8
Amounts due to exchanges, clearing houses and other counterparties	1,461.9	—	—	—	—	1,461.9
Amounts payable to clients	4,899.1	—	—	—	—	4,899.1
Trade payables	16.1	—	—	—	—	16.1
Other creditors	6.5	9.8	1.8	—	—	18.1
Stock lending	—	2,323.3	—	—	—	2,323.3
Debt securities	—	440.2	868.2	889.4	18.5	2,216.3
Lease liabilities	—	3.4	10.4	31.5	12.5	57.8
	6,384.9	7,819.1	880.4	920.9	31.0	16,036.3

Disclosure of maturity analysis for non-derivative financial assets	Amounts due to exchanges, clearing houses and other counterparties, amounts payable to clients, trade payables and other creditors are aggregated on the statement of financial position in trade and other payables and disaggregated in note 24.
Shown below is the Group’s contractual maturity for non-derivative financial assets:

2024	On demand $m	Less than 3 months $m	3 to 12 months $m	1 to 5 years $m	More than 5 years $m	Total $m
Treasury instruments	125.6	2,638.6	679.4	125.1	—	3,568.7
Fixed income securities	75.2	12.5	—	—	—	87.7
Equity instruments	4,464.3	213.7	—	—	—	4,678.0
Stock borrowing	1,577.9	203.7	—	—	—	1,781.6
Reverse repurchase agreements	213.0	2,277.4	—	—	—	2,490.4
Amounts due from exchanges, clearing houses and other counterparties	3,215.5	—	—	—	—	3,215.5
Amounts receivable from clients	2,838.6	—	—	—	—	2,838.6
Trade debtors	60.6	251.7	471.4	2.1	—	785.8
Default funds and deposits	6.9	416.4	4.9	45.9	—	474.1
Loans receivable	63.7	25.7	0.4	—	—	89.8
Other debtors	32.8	24.1	1.5	3.2	1.4	63.0
Cash and cash equivalents	2,556.6	—	—	—	—	2,556.6
	15,230.7	6,063.8	1,157.6	176.3	1.4	22,629.8

2023	On demand $m	Less than 3 months $m	3 to 12 months $m	1 to 5 years $m	More than 5 years $m	Total $m
Treasury instruments	—	2,681.1	104.8	119.7	—	2,905.6
Fixed income securities	—	76.7	—	—	—	76.7
Equity instruments	1,511.9	9.4	—	—	—	1,521.3
Stock borrowing	2,501.4	—	—	—	—	2,501.4
Reverse repurchase agreements	—	3,199.8	—	—	—	3,199.8
Amounts due from exchanges, clearing houses and other counterparties	2,344.2	—	—	—	—	2,344.2
Amounts receivable from clients	1,728.0	—	—	—	—	1,728.0
Trade debtors	80.5	206.7	11.8	1.1	—	300.1
Default funds and deposits	3.5	124.6	131.2	0.1	—	259.4
Loans receivable	—	7.7	0.4	—	—	8.1
Other debtors	67.3	11.3	0.2	0.1	0.6	79.5
Cash and cash equivalents	1,483.5	—	—	—	—	1,483.5
	9,720.3	6,317.3	248.4	121.0	0.6	16,407.6

Disclosure of maturity analysis for financial assets held for managing liquidity risk	The following table details the Group’s contractual maturity for derivative financial assets and derivative financial liabilities as at
31 December 2024:

2024	On demand	Less than 3 months	3 to 12 months	1 to 5 years	5 + years	Total
Derivative instruments	$m	$m	$m	$m	$m	$m
Assets	—	381.4	381.3	396.5	4.3	1,163.5
Liabilities	—	(357.3)	(164.9)	(209.3)	(20.2)	(751.7)
	—	24.1	216.4	187.2	(15.9)	411.8
The following table details the Group’s contractual maturity for derivative financial assets and derivative financial liabilities as at 31 December 2023:

2023 (Restated)[1]	On demand	Less than 3 months	3 to 12 months	1 to 5 years	5 + years	Total
Derivative instruments	$m	$m	$m	$m	$m	$m
Assets	—	255.3	139.9	258.0	2.4	655.6
Liabilities	—	(248.9)	(109.0)	(42.5)	(1.8)	(402.2)
	—	6.4	30.9	215.5	0.6	253.4
1.Certain prior period comparatives have been restated. Refer to note 3(b) and note 36 for further information.

Disclosure of fair value measurement of assets	The following table summarises the movements in the Level 3 balances during the year.
Asset and liability transfers between Level 2 and Level 3 are primarily due to either an increase or decrease in observable market activity related to an input or a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant. There were no transfers between any other levels during the year (2023: no transfers).
Reconciliation of Level 3 fair value measurements of financial assets

	2024	2023
	$m	$m
Balance at 1 January	0.8	2.6
Purchases	5.3	—
Settlements	(0.8)	(2.4)
Total gains or losses in the period recognised in the income statement:
Market Making revenue	0.4	0.6
Transfers out of Level 3	(0.1)	—
Transfers into Level 3	0.2	—
Balance at 31 December	5.8	0.8

Disclosure of fair value measurement of liabilities	Reconciliation of Level 3 fair value measurements of financial liabilities

	2024	2023
	$m	$m
Balance at 1 January	6.0	4.8
Purchases	4.3	0.6
Settlements	(2.5)	(0.7)
Total gains or losses in the period recognised in the income statement:
Market Making revenue	(0.3)	2.9
Transfers out of Level 3	(1.9)	(4.0)
Transfers into Level 3	0.2	2.4
Balance at 31 December	5.8	6.0